TAXATION - Movement of valuation allowance (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement of valuation allowances
Balance at beginning of year	¥ 922	¥ 1,513	¥ 892
Changes in current year	(210)	(591)	621
Balance at end of year	712	922	¥ 1,513
Unrecognized tax benefit and accrual	0	¥ 0
Other then China and Japan
Movement of valuation allowances
Net operating tax loss carry forwards	4,000
China and Japan
Movement of valuation allowances
Net operating tax loss carry forwards	¥ 3,526
Minimum
Movement of valuation allowances
Operating loss carry forwards expiration year	2025
Maximum
Movement of valuation allowances
Operating loss carry forwards expiration year	2029